Financial - risk management objectives and policies - Liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial - risk management objectives and policies
Lease Liabilities	$ 10,320	$ 12,953
Total	$ 34,219	$ 35,071